UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3097

Legg Mason Partners Managed Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

FORM N-Q

NOVEMBER 30, 2006

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.8%
Alabama - 0.8%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,210,663
8,880,000	AAA	5.500% due 10/1/14 (a)	9,353,659
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25	4,320,240

		Total Alabama	18,884,562

Arizona - 2.3%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
3,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	3,579,997
2,500,000	AA	Series B, 5.000% due 1/1/31	2,640,425
2,500,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	2,670,900
		Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured:
2,895,000	AAA	5.000% due 8/1/20	3,163,656
4,090,000	AAA	5.000% due 8/1/21	4,459,204
5,000,000	AA	Maricopa County, AZ, IDA, Health Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	5,321,100
14,000,000	AAA	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/19 (c)	14,959,560
		Phoenix, AZ, Civic Improvement Corp.:
		Airport Revenue, Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,519,550
6,650,000	AAA	5.375% due 7/1/29 (a)	6,690,099
2,500,000	AAA	Excise Tax Revenue, Senior Lien, Municipal Courthouse Project, Series A, 5.250% due 7/1/24	2,631,425
		University of Arizona, COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,617,995
725,000	AAA	5.000% due 6/1/20	767,732
5,435,000	AAA	Series B, 5.000% due 6/1/28	5,749,252

		Total Arizona	56,770,895

Arkansas - 0.2%
4,345,000	Aaa(b)	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,574,373

California - 9.5%
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,412,408
		California EFA:
7,720,000	Aaa(b)	Refunding Pepperdine University Series A, AMBAC-Insured, 5.000% due 12/1/35	8,292,052
3,000,000	Ba1(b)	Revenue, Pooled College & University Project, Series A, Call 7/1/08 @ 101, 5.625% due 7/1/23 (c)	3,066,600
4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,416,000
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25 (d)	5,729,000
2,100,000	AAA	Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,414,328
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,226,244

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
California - 9.5% (continued)
$3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	$3,952,681
		California State, GO:
10,000,000	A+	Various Purpose, 5.000% due 9/1/31	10,724,400
10,000,000	AA-	Veteran, Series CC, 4.600% due 12/1/40	10,132,300
1,810,000	AAA	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	1,977,063
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23	17,406,818
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,872,363
24,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39	27,694,800
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,182,670
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33 (c)	10,505,215
		Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,605,570
3,920,000	AAA	5.000% due 7/1/25	4,186,482
7,850,000	AAA	5.000% due 7/1/26	8,379,011
3,500,000	AAA	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,750,145
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,622,111
2,210,000	AAA	5.000% due 7/1/21	2,332,279
1,680,000	AAA	5.000% due 7/1/22	1,771,375
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,225,350
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,384,646
		Orange County, CA:
1,000,000	AAA	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (d)	1,039,760
1,000,000	AAA	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (d)	1,061,790
3,000,000	AAA	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,132,330
		Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	AAA	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,020,670
5,000,000	AAA	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,257,950
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (c)	2,187,709
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26	17,611,468
		COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,142,620
5,000,000	AAA	5.250% due 10/1/26	5,232,250
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, 5.000% due 8/1/24 (c)	5,263,850
		USD, GO, Santa Clara County, Series D, FSA-Insured, Call 8/1/10 @ 101:
4,580,000	AAA	5.000% due 8/1/21 (c)	4,868,586
3,000,000	AAA	5.125% due 8/1/25 (c)	3,201,810
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,276,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
California - 9.5% (continued)
$3,750,000	AAA	5.000% due 5/15/24	$4,005,000
4,000,000	AAA	5.000% due 5/15/25	4,267,280
6,000,000	AAA	5.000% due 5/15/26	6,397,380

		Total California	235,229,084

Colorado - 3.3%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,045,380
		Colorado Educational & Cultural Facilities Authority Revenue, Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
2,815,000	AAA	5.250% due 3/1/18 (c)	2,999,354
5,810,000	AAA	5.300% due 3/1/19 (c)	6,201,826
3,245,000	AAA	5.500% due 3/1/21 (c)	3,489,154
		Colorado Health Facilities Authority Revenue:
10,000,000	A+	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35	10,711,700
12,500,000	A3(b)	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (d)	13,383,500
		Denver, CO, City & County:
17,730,000	A+	Airport Revenue, Series A, 14.000% due 11/15/08 (a)	20,151,032
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,263,267
7,420,000	AAA	5.500% due 12/1/21 (c)	8,029,701
4,000,000	AAA	5.500% due 12/1/25 (c)	4,328,680
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,124,600
		Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
525,000	AAA	6.500% due 6/15/10 (d)	576,655
475,000	AAA	6.500% due 6/15/10	519,916

		Total Colorado	80,824,765

Connecticut - 2.3%
15,000,000	AAA	Connecticut State, HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	15,575,550
		Mashantucket Western Pequot Tribe Connecticut Special Revenue, Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (e)	1,031,330
2,000,000	Baa3(b)	5.700% due 9/1/12 (e)	2,068,300
6,500,000	Baa3(b)	5.750% due 9/1/18 (e)	6,712,615
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:
2,715,000	AAA	5.375% due 8/1/25	2,914,932
7,920,000	AAA	5.375% due 8/1/30	8,520,257
		University of Connecticut, GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,155,779
4,500,000	AA	5.000% due 4/1/21	4,768,875
		Waterbury, CT, GO, Series A, FSA-Insured:
3,435,000	AAA	5.000% due 4/1/18	3,667,584
1,925,000	AAA	5.000% due 4/1/19	2,044,793
2,500,000	AAA	5.000% due 4/1/20	2,650,625
2,000,000	AAA	5.000% due 4/1/21	2,118,520
1,225,000	AAA	5.125% due 4/1/22	1,307,957

		Total Connecticut	57,537,117

Delaware - 0.0%
250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (d)	279,490

District of Columbia - 0.7%
		District of Columbia:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
District of Columbia - 0.7% (continued)
$385,000	AAA	Series A, MBIA-Insured, Call 6/1/08 @ 101, 5.000% due 6/1/15 (c)	$396,793
740,000	AAA	Unrefunded Balance, Series A, MBIA-Insured, 5.000% due 6/1/15	761,904
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16 (f)	3,108,630
		Georgetown University:
3,900,000	AAA	Series D, Converted 5/1/98, MBIA-Insured, 5.350% due 4/1/16	4,027,101
		Series E, Converted 5/1/98, MBIA-Insured:
3,700,000	AAA	5.350% due 4/1/17	3,819,991
5,300,000	AAA	5.350% due 4/1/18	5,470,554

		Total District of Columbia	17,584,973

Florida - 4.8%
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, Call 7/1/10 @ 101, 5.750% due 7/1/22 (c)	2,166,780
7,500,000	AA	Florida Housing Finance Corp. Revenue, Series G, 4.700% due 7/1/37 (a)	7,543,800
		Florida State Board of Education, Capital Outlay, GO, Public Education, Series A, Call 6/1/10 @ 101:
4,010,000	AAA	5.125% due 6/1/21 (c)	4,256,414
15,965,000	AAA	5.250% due 6/1/24 (c)	17,011,027
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,375,247
4,095,000	AAA	Lee County, FL, Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,432,633
		Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
13,500,000	BB+	Series A, 7.875% due 12/15/25 (a)	13,539,960
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,028,511
		Orange County, FL:
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25	26,824,842
18,500,000	Aaa(b)	Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (c)	19,486,790
4,500,000	AAA	Tourist Development Tax Revenue, Senior Lien, AMBAC-Insured, 5.125% due 10/1/25	4,820,445
2,740,000	AA	Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,900,126
2,070,000	AAA	Palm Beach County, FL, Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,218,419
2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,105,860
1,100,000	AAA	Village Center Community Development District, Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,177,946

		Total Florida	119,888,800

Georgia - 1.1%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	2,131,240
7,065,000	AAA	Georgia Municipal Electric Authority Power Revenue, Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	7,544,360
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Baa2(b)	Call 10/1/11 @ 102, 5.750% due 10/1/31 (c)	10,877,495
2,000,000	Baa2(b)	Series A, 5.250% due 10/1/20	2,063,300
3,500,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (c)	3,859,415

		Total Georgia	26,475,810

Hawaii - 1.1%
		Hawaii State:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hawaii - 1.1% (continued)
$2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	$2,695,350
		Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (d)	16,167,888
4,000,000	AAA	5.150% due 3/1/15 (d)	4,151,400
3,850,000	AAA	Honolulu, HI, City & County, GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,129,472

		Total Hawaii	27,144,110

Illinois - 3.3%
		Chicago, IL:
500,000	Aaa(b)	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (d)	547,320
50,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)(g)	54,358,385
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	3,849,071
500,000	AAA	Cook County, IL, Community College District Number 508, Chicago, COP, FGIC-Insured, 8.750% due 1/1/07	501,805
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,808,052
		GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,263,200
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	10,688,800
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,699,324

		Total Illinois	80,715,957

Indiana - 1.6%
36,625,000	Baa1(b)	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22 (g)	39,404,837

Kansas - 0.6%
2,725,000	AAA	Johnson County, KS, USD, Number 231, Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	2,867,381
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,752,855
		Wyandotte County:
5,635,000	AAA	Kansas City, KS, Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	6,584,610
		KS, School District No.204, Bonner Springs:
1,445,000	Aaa(b)	Series A, FSA-Insured, Call 9/1/10 @100, 5.600% due 9/1/20 (c)	1,549,878
555,000	Aaa(b)	Unrefunded Balance, Series A, FSA-Insured, 5.600% due 9/1/20	592,674

		Total Kansas	14,347,398

Kentucky - 0.2%
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,263,972
1,250,000	A+	5.000% due 6/1/20	1,317,700
1,835,000	AAA	Kentucky State Property & Buildings Commission Revenue, Project Number 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	1,962,863

		Total Kentucky	4,544,535

Louisiana - 0.1%
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,494,645

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maine - 0.1%
$3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, Call 9/1/10 @ 100, 5.500% due 3/1/30 (c)	$3,592,094

Maryland - 1.3%
3,000,000	A	Maryland HEFA Revenue, University of Maryland Medical System, Series A, 5.000% due 7/1/36	3,163,260
5,000,000	AA-	Maryland State Health & Higher EFA Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,300,450
		Maryland State Transportation Authority:
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,792,600
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,883,928
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,856,836
12,980,000	A2(b)	5.650% due 11/1/33	13,637,826

		Total Maryland	32,634,900

Massachusetts - 3.5%
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
3,235,000	AAA	5.500% due 7/1/30 (c)	3,449,286
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	815,674
		Massachusetts State:
		DFA Revenue:
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,061,270
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,698,036
		GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,285,051
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,337,169
		HEFA Revenue:
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22	16,002,750
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,254,800
3,000,000	AA	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,159,210
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, Call 10/1/11 @ 100, 5.250% due 10/1/31 (c)	5,373,448
9,000,000	AAA	Project, Series C, MBIA-Insured, Call 10/1/12 @ 100, 5.250% due 10/1/31 (c)	9,733,950
		Worcester Campus, Series B, FGIC-Insured, Call 10/1/11 @ 100:
1,870,000	AAA	5.125% due 10/1/20 (c)	1,989,998
1,350,000	AAA	5.125% due 10/1/21 (c)	1,435,401
1,565,000	AAA	5.125% due 10/1/22 (c)	1,661,874
1,170,000	AAA	5.125% due 10/1/23 (c)	1,241,358
5,000,000	AAA	5.250% due 10/1/31 (c)	5,341,400
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,350,950
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, Call 11/1/14 @ 100, 5.250% due 11/1/26 (c)	2,229,600

		Total Massachusetts	87,421,225

Michigan - 6.4%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,211,000
2,795,000	AAA	Clarkston, MI, Community Schools, GO, MBIA/Q-SBLF-Insured, Call 5/1/07 @ 100, 5.250% due 5/1/23 (c)	2,814,593

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan - 6.4% (continued)
$3,000,000	AAA	Detroit, MI, Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	$3,220,980
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	4,060,888
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,060,140
2,800,000	AA	5.450% due 5/1/19 (c)	2,972,844
1,900,000	AA	5.500% due 5/1/21 (c)	2,020,308
4,000,000	AA	5.625% due 5/1/30 (c)	4,269,200
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (c)	4,316,811
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,066,250
3,500,000	AAA	5.250% due 1/1/18	3,727,745
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding General, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,023,890
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,121,559
		Michigan State:
5,530,000	AAA	COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (c)	5,888,399
		Hospital Finance Authority Revenue:
		Refunding, OSF Healthcare Systems, Call 11/15/09 @ 101:
5,355,000	A	6.125% due 11/15/19 (c)	5,786,988
2,500,000	A	6.250% due 11/15/24 (c)(f)	2,710,350
30,000,000	AA-	Trinity Health, Series C, 5.375% due 12/1/30 (g)	32,111,400
40,000,000	BB-	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)(g)	40,980,000
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,042,060
1,030,000	AAA	5.200% due 5/1/19	1,080,655
1,340,000	AAA	5.250% due 5/1/21	1,408,474
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	1,599,165
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,788,350
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	AA	5.750% due 5/1/18 (c)	3,363,955
5,150,000	AA	5.375% due 5/1/19 (c)	5,447,103
4,305,000	AA	5.375% due 5/1/21 (c)	4,553,355
5,150,000	AA	5.375% due 5/1/22 (c)	5,447,104
		Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
800,000	AA	5.400% due 5/1/16 (c)	848,112
825,000	AA	5.450% due 5/1/17 (c)	875,927
600,000	AA	5.500% due 5/1/21 (c)	637,992
1,325,000	AA	5.625% due 5/1/26 (c)	1,414,173
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,396,115

		Total Michigan	158,265,885

Minnesota - 3.4%
2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,620,800
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	Aa2(b)	6.150% due 8/20/31	1,093,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Minnesota - 3.4% (continued)
$1,000,000	Aa2(b)	6.200% due 2/20/43	$1,083,910
		Elk River, MN, ISD Number 728, GO, Series A, MBIA-Insured:
9,500,000	Aaa(b)	5.375% due 2/1/20	10,148,755
4,250,000	Aaa(b)	5.500% due 2/1/21	4,560,590
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,037,563
3,105,000	AA+	5.000% due 11/15/15	3,191,753
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
		Series A, FGIC-Insured:
15,720,000	AAA	5.125% due 1/1/25	16,337,010
2,500,000	AAA	5.250% due 1/1/25	2,644,200
		Subordinated Series C, FGIC-Insured:
8,000,000	AAA	5.250% due 1/1/26	8,458,320
7,750,000	AAA	5.250% due 1/1/32	8,197,020
2,750,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	3,062,950
500,000	A2(b)	Minnesota State Higher EFA Revenue, St. Johns University, Series 4-L, Call 10/1/07 @ 100, 5.350% due 10/1/17 (c)	507,285
		Minnesota State, GO:
7,400,000	AAA	5.250% due 8/1/18	7,729,152
6,375,000	AAA	5.250% due 8/1/19	6,655,245
		Rochester, MN, Electric Utilities Revenue:
1,210,000	Aa2(b)	5.100% due 12/1/17	1,278,256
1,270,000	Aa2(b)	5.125% due 12/1/18	1,340,879
1,335,000	Aa2(b)	5.200% due 12/1/19	1,411,162
1,405,000	Aa2(b)	5.250% due 12/1/20	1,487,206

		Total Minnesota	84,845,556

Mississippi - 0.9%
17,685,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	21,554,832

Missouri - 1.7%
5,000,000	AAA	Kansas City, MO, Municipal Assistance Corp. Revenue, Refunding, Leasehold H.Roe, Series A, FGIC-Insured, 5.000% due 4/15/20	5,448,150
1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,859,130
		Missouri State HEFA Revenue, Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,256,088
2,000,000	BBB+	5.600% due 2/15/25	2,132,520
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
1,000,000	AAA	5.000% due 11/15/23	1,060,710
900,000	AAA	5.000% due 11/15/24	956,889
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,088,590
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,607,985
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured:
6,420,000	AAA	5.125% due 7/1/22	6,787,545
19,000,000	AAA	Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)	20,376,550

		Total Missouri	42,574,157

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Montana - 1.3%
$32,920,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	$32,956,541

New Hampshire - 0.0%
370,000	NR	New Hampshire Higher Educational & Health Facilities Authority Revenue, Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	403,422

New Jersey - 6.1%
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	870,496
8,990,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,721,696
		New Jersey Health Care Facilities Financing Authority Revenue:
1,705,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	1,695,179
		Robert Wood Johnson University Hospital:
2,280,000	A-	5.500% due 7/1/14	2,427,858
1,000,000	A-	5.600% due 7/1/15	1,067,830
2,045,000	A-	5.700% due 7/1/20	2,190,522
1,500,000	BBB	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,655,295
		New Jersey State EDA:
3,890,000	CCC+	Continental Airlines Inc. Project, 5.500% due 4/1/28 (a)	3,752,489
2,000,000	NR	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,126,420
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,699,059
11,030,000	B	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(h)	11,803,203
		New Jersey State Transportation Trust Fund Authority,
		Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	AAA	6.000% due 12/15/19 (c)	2,226,720
18,310,000	AAA	5.000% due 12/15/21 (c)	19,548,488
500,000	AAA	New Jersey State, EFA Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25 (c)	530,990
10,000,000	NR	New Jersey, EDA Revenue, Refunding, Gloucester Marine Project, Series A, 6.625% due 1/1/37	10,221,400
2,200,000	A	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,307,822
44,260,000	BBB	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32 (g)	47,479,473

		Total New Jersey	151,324,940

New York - 4.5%
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	AAA	Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,529,422
10,465,000	AAA	Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,234,178
7,500,000	AAA	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	7,944,075
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	12,557,812
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,472,680
5,000,000	AA	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,283,650
		Municipal Water Finance Authority, Water & Sewer System Revenue, Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,462,600
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,255,690
		New York State Dormitory Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 4.5% (continued)
$7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	$7,578,340
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,837,608
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,154,758
10,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	10,745,700
		New York State Thruway Authority:
2,000,000	AAA	Highway & Bridge Toll Revenue Fund, FGIC-Insured, Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	2,144,760
		Highway & Bridge, Transportation Fund,
		Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
2,305,000	AAA	5.400% due 4/1/17 (c)	2,464,644
6,595,000	AAA	5.500% due 4/1/19 (c)	7,072,346
5,950,000	AAA	5.600% due 4/1/20 (c)	6,399,166
5,715,000	A	Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	6,125,108
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,045,460
3,000,000	AAA	Triborough Bridge & Tunnel Authority, GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,521,760

		Total New York	111,829,757

North Carolina - 1.1%
		Charlotte, NC:
		Governmental Facilities Projects, COP, Series G:
3,500,000	AA+	5.250% due 6/1/23	3,758,195
3,000,000	AA+	5.000% due 6/1/24	3,175,230
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101, 5.250% due 6/1/24 (c)	1,576,170
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,254,061
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A:
515,000	AA+	5.125% due 6/1/20 (c)	553,445
250,000	AA+	5.125% due 6/1/21 (c)	268,662
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)	15,587,500

		Total North Carolina	26,173,263

North Dakota - 0.0%
1,000,000	AAA	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,020,870

Ohio - 9.3%
		Akron, Bath, and Copley, OH, Joint Township Hospital District, Hospital Revenue, Akron General Medical Center Project, AMBAC-Insured:
12,230,000	AAA	5.375% due 1/1/17	12,487,075
1,500,000	AAA	5.375% due 1/1/22	1,531,455
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (c)	2,740,255
400,000	AAA	Brecksville-Broadview Heights, OH, City School District, FGIC-Insured, Call 2/21/07 @ 102, 6.500% due 12/1/16 (c)	408,864
		Canton, OH, City School District:
6,000,000	AAA	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (c)(f)	6,440,820
5,500,000	AAA	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (c)	5,929,440
		Cincinnati, OH, City School District COP, School Improvement Project, FSA-Insured:
2,475,000	AAA	5.000% due 12/15/24	2,679,905

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 9.3% (continued)
$2,500,000	AAA	5.000% due 12/15/25	$2,702,675
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,528,754
1,000,000	AAA	5.625% due 9/1/21	1,032,930
		Cleveland, OH, Waterworks Revenue, First Mortgage, Series H, MBIA-Insured, Unrefunded Balance:
20,000	AAA	5.625% due 1/1/13	20,229
15,000	AAA	5.700% due 1/1/14	15,165
		Cuyahoga County, OH, Hospital Revenue:
1,000,000	AAA	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,023,450
5,935,000	AAA	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,068,241
		University Hospitals Health System Inc., AMBAC-Insured:
2,500,000	AAA	5.400% due 1/15/19	2,645,425
9,000,000	AAA	5.500% due 1/15/30	9,400,950
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	667,003
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,593,897
900,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	901,818
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	5,868,666
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,685,492
		Sales Tax Revenue:
3,135,000	Aaa(b)	Series B, AMBAC-Insured, 5.250% due 12/1/18	3,323,194
		Subordinated Series B, AMBAC-Insured:
3,610,000	Aaa(b)	5.250% due 12/1/19	3,823,965
12,650,000	Aaa(b)	5.250% due 12/1/32	13,351,695
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, 5.250% due 12/1/21	2,141,920
1,000,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,080,940
		Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,492,700
19,550,000	AAA	5.375% due 11/15/29	20,440,893
1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26 (c)	1,072,630
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,084,235
1,075,000	Aaa(b)	5.000% due 12/1/18	1,136,124
1,080,000	Aaa(b)	5.000% due 12/1/19	1,140,901
4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	4,571,092
		New Albany Plain Local School District:
775,000	Aaa(b)	FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 12/1/25 (c)	831,397
4,225,000	Aaa(b)	Unrefunded Balance, FGIC-Insured, 5.000% due 12/1/25	4,456,910
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,881,494
5,500,000	AAA	5.200% due 10/1/24	5,897,705
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,753,130

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 9.3% (continued)
		Ohio State
$17,750,000	BBB-	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	$18,305,220
2,725,000	AAA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,822,991
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, Call 4/1/09 @ 102, 5.850% due 4/1/20 (c)	3,074,640
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,458,580
		University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101:
3,380,000	AAA	5.500% due 12/1/25 (c)	3,657,735
11,710,000	AAA	5.500% due 12/1/30 (c)	12,672,211
2,390,000	AAA	Water Development Authority Revenue, Fresh Water Improvement, 5.000% due 12/1/25 (c)	2,612,844
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,396,141
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,139,959
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,117,620
2,500,000	AAA	5.000% due 6/1/21	2,644,900
6,310,000	AAA	5.250% due 6/1/24	6,745,705
3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	3,517,995
		Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Aaa(b)	Call 12/1/11 @ 100, 5.125% due 12/1/24 (c)	2,145,700
3,000,000	Aaa(b)	State Aid Withholding, Call 12/1/11 @ 100, 5.125% due 12/1/21 (c)	3,218,550

		Total Ohio	231,384,225

Oklahoma - 0.9%
1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,600,185
12,000,000	AA	Tulsa County, OK, Industrial Authority Health Care Revenue, St Francis Health Systems Inc., 5.000% due 12/15/36	12,718,440
		Tulsa, OK, GO:
2,100,000	AA	5.000% due 3/1/18	2,185,092
2,100,000	AA	5.000% due 3/1/19	2,181,837
2,000,000	AA	5.000% due 3/1/20	2,076,080
1,000,000	A+	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,008,350

		Total Oklahoma	21,769,984

Oregon - 2.4%
		Clackamas County, OR:
		Hospital Facilities Authority Revenue:
8,000,000	AA-	Legacy Health System, 5.250% due 5/1/21	8,470,480
2,000,000	AA-	Refunding, Legacy Health System, 5.750% due 5/1/15	2,181,360
6,665,000	Aaa(b)	School District Number 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (c)	7,071,232
		Oregon State:
2,000,000	AAA	Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,184,480
3,000,000	AAA	Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,222,870
		GO, State Board of Higher Education, Series A:
1,385,000	AA-	5.000% due 8/1/26	1,501,894
2,600,000	AA-	5.000% due 8/1/36	2,817,256

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oregon - 2.4% (continued)
$4,890,000	AA-	Veterans Welfare, Series 82, 5.375% due 12/1/31	$5,024,328
		Portland, OR:
2,885,000	AA	Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,054,696
1,985,000	Aaa(b)	Water System Revenue, Second Lien, Series A, MBIA-Insured, 4.500% due 10/1/31	2,027,598
10,000,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	10,557,700
		Washington County, OR, GO, Call 6/1/11 @ 100:
4,330,000	Aa2(b)	5.000% due 6/1/21 (c)	4,584,691
6,490,000	Aa2(b)	5.125% due 6/1/23 (c)	6,905,165

		Total Oregon	59,603,750

Pennsylvania - 2.5%
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding, Call 2/15/12 @ 100:
1,040,000	Aaa(b)	5.000% due 2/15/18 (c)	1,111,926
1,270,000	Aaa(b)	5.100% due 2/15/19 (c)	1,363,815
1,350,000	Aaa(b)	5.125% due 2/15/20 (c)	1,451,304
1,535,000	Aaa(b)	5.125% due 2/15/21 (c)	1,650,187
1,680,000	Aaa(b)	5.200% due 2/15/23 (c)	1,811,998
5,500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,923,280
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,708,988
		Pennsylvania State:
10,120,000	AAA	GO, Second Series, FSA-Insured, 5.000% due 6/1/18	10,973,622
6,535,000	AAA	Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	7,089,756
		Philadelphia, PA, School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
855,000	AAA	5.750% due 2/1/17 (c)	928,068
755,000	AAA	5.750% due 2/1/20 (c)	819,522
565,000	AAA	5.750% due 2/1/21 (c)	613,285
11,600,000	AAA	5.750% due 2/1/30 (c)	12,591,336
12,915,000	AAA	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, 5.250% due 6/1/24 (c)	14,006,059

		Total Pennsylvania	62,043,146

Rhode Island - 0.1%
3,000,000	AAA	Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	3,249,900

South Carolina - 8.9%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AAA	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,595,149
350,000	AAA	Unrefunded Balance, 5.250% due 5/1/21	368,133
		Greenville County, SC, School District Installment Purchase:
		Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
7,195,000	AA-	6.000% due 12/1/20 (c)	8,184,241
104,825,000	AA-	5.500% due 12/1/28 (c)(g)	116,434,369
9,860,000	AA-	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	11,149,787
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,710,595
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Subordinated Series B, MBIA-Insured, 5.250% due 4/1/26	2,622,522

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
South Carolina - 8.9% (continued)
$11,740,000	Aaa(b)	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series C-2, FSA-Insured, 4.625% due 7/1/37 (a)	$11,742,348
		South Carolina Transportation Infrastructure Bank Revenue:
5,960,000	Aaa(b)	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	6,435,846
		Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)	29,142,785
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)	29,440,400

		Total South Carolina	220,826,175

Tennessee - 3.7%
		Chattanooga, TN:
		Electric Revenue, Call 9/1/10 @ 100:
1,600,000	AA	5.200% due 9/1/16 (c)	1,693,888
1,600,000	AA	5.250% due 9/1/17 (c)	1,696,672
1,600,000	AA	5.250% due 9/1/18 (c)	1,696,672
6,300,000	AA	5.375% due 9/1/25 (c)	6,707,988
18,000,000	AAA	IDB Lease, Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30	19,230,120
2,000,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	2,208,560
10,415,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	10,722,138
		Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,425,604
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,095,767
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,816,900
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA+	5.250% due 3/1/17 (c)	4,011,092
4,000,000	AA+	5.250% due 3/1/18 (c)	4,211,120
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,791,290
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,586,625
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	2,004,436

		Total Tennessee	91,898,872

Texas - 2.2%
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,028,370
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,590,718
5,520,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	5,530,875
6,470,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	6,661,124
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,195,716
		Harris County, TX, Health Facilities Development Corp.:
2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16	2,528,909
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (d)	2,439,080
1,045,000	AAA	Houston, TX, Community College System Revenue, Student Fee, MBIA-Insured, Call 4/15/07 @ 100, 5.650% due 4/15/15 (c)	1,052,608
3,805,000	AAA	Lovejoy, TX, Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31	4,089,081

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 2.2% (continued)
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
$2,500,000	AA-	5.250% due 7/1/13	$2,582,950
3,635,000	AA-	5.250% due 7/1/14	3,755,064
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,007,790
9,000,000	AAA	North Central Texas Health Facility Development Corp. Revenue, Hospital, Zale Lipshy University Project, FSA-Insured, 5.450% due 4/1/15	9,225,180
5,000,000	AA	State of Texas, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/35	5,365,500
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,393,821
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,032,460
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,097,380

		Total Texas	54,576,626

Vermont - 0.3%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project, Call 9/1/13 @ 100:
1,250,000	Baa1(b)	5.300% due 9/1/23 (c)	1,372,938
2,650,000	Baa1(b)	5.500% due 9/1/28 (c)	2,942,056
1,750,000	Baa1(b)	5.500% due 9/1/33 (c)	1,942,868

		Total Vermont	6,257,862

Virginia - 3.1%
1,000,000	A	Arlington County, VA, IDA, MFH Revenue, Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	1,046,500
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
12,500,000	BBB	5.500% due 10/1/09	12,733,500
4,000,000	BBB	Series B, 5.875% due 6/1/17	4,392,000
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	207,614
1,000,000	AAA	Water Authority & Water Revenue, 5.000% due 4/1/27	1,072,060
15,000,000	BBB	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,249,150
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	521,055
8,925,000	AAA	Stafford County, VA, IDA Revenue, Virginia Municipal League, MBIA-Insured, 5.000% due 8/1/35	9,626,327
10,180,000	AA+	Virginia State Public School Authority, Series A, 5.000% due 8/1/20	11,176,418
21,500,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,901,620

		Total Virginia	77,926,244

Washington - 0.6%
12,350,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	13,387,647
250,000	AAA	Washington State Public Power Supply System, Nuclear Project Number One Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	315,255

		Total Washington	13,702,902

West Virginia - 0.5%
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,175,042

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
West Virginia - 0.5% (continued)
$7,540,000	BBB-	South Charleston, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	$7,513,082

		Total West Virginia	11,688,124

Wisconsin - 0.1%
		Wisconsin State HEFA Revenue:
1,000,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,043,509
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,021,270

		Total Wisconsin	2,064,779

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,227,790,881)	2,397,291,382

SHORT-TERM INVESTMENTS(i) - 1.9%
Colorado - 0.1%
700,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority Revenue, Refunding, National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase, 3.650%, 12/1/06	700,000

Massachusetts - 0.5%
11,000,000	A-1+	Massachusetts State GO, Consolidated Loan, Series B, SPA-Bank of America, 3.730%, 12/1/06	11,000,000

Michigan - 0.1%
2,915,000	A-1+	Michigan State Hospital Finance, Trinity Health Credit, Series E, SPA-Bank of Nova Scotia, 3.670%, 12/1/06	2,915,000

Missouri - 0.0%
700,000	A-1+	Missouri State HEFA, Revenue, Washington University, Series B, SPA-JPMorgan Chase, 3.650%, 12/1/06	700,000

New York - 0.9%
		New York City, NY:
9,700,000	A-1+	Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, FGIC-Insured, SPA-FGIC, 3.620%, 12/1/06	9,700,000
13,200,000	A-1+	TFA Revenue, New York City Recovery, Series 1, Subordinated Series 1D, 3.620%, 12/1/06	13,200,000

		Total New York	22,900,000

Texas - 0.1%
3,000,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.650%, 12/1/06	3,000,000

Florida - 0.2%
5,600,000	VMIG1(b)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.750%, 12/1/06	5,600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $46,815,000)	46,815,000

		TOTAL INVESTMENTS - 98.7% (Cost - $2,274,605,881#)	2,444,106,382
		Other Assets in Excess of Liabilities - 1.3%	31,963,905

		TOTAL NET ASSETS - 100.0%	$2,476,070,287

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Rating by Moody’s Investors Service.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	All or a portion of this security is segregated for open futures contracts.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District

Summary of Investments by Industry * (unaudited)

Pre-Refunded	33.8%
Hospitals	10.5
General Obligation	7.8
Education	7.5
Miscellaneous	7.2
Transportation	6.5
Utilities	5.7
Cogeneration Facilities	3.8
Water and Sewer	3.6
Tobacco	3.1
Pollution Control	3.1
Escrowed to Maturity	1.8

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

Housing: Single Family	1.6
Housing: Multi-Family	1.1
Public Facilities	0.8
Tax Allocation	0.7
Solid Waste	0.6
Industrial Development	0.4
Government Facilities	0.3
Life Care Systems	0.1

100.0%

*	As a percentage of total investments. Please note that fund holdings are as of November 30, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund, Inc. (formerly known as Smith Barney Managed Municipals Fund Inc.) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$169,535,161
Gross unrealized depreciation	(34,660)

Net unrealized appreciation	$169,500,501

At November 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,605	3/07	$296,677,263	$297,946,875	$(1,269,612)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Managed Municipals Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 26, 2007